Share based compensation - Expense and Summary of awards (Details)		1 Months Ended	12 Months Ended
	Apr. 12, 2019 EUR (€)	Feb. 28, 2019	Dec. 31, 2019 EUR (€) € / shares shares	Dec. 31, 2018 EUR (€) € / shares shares	Dec. 31, 2017 EUR (€) € / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payment expense recognized | €			€ 37,267,000	€ 17,409,000
Number of awards
Exercised during the period (shares) | €			(2,550,066)
Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payment expense recognized | €	€ 11,200,000
Number of awards
Unvested awards outstanding at beginning of period (shares) | €			589,208	601,591
Multiplication factor		7.93		7.93
Unvested awards outstanding after modification, beginning of period (shares) | shares				4,671,733
Granted as a replacement during the period (shares) | shares				13,328
Granted during the period (shares) | €			2,531,640	84,128
Exercised during the period (shares) | €			(2,550,066)
Replaced during the period (shares) | shares				(313)
Forfeited during the period (shares) | €			(419,283)	(34,379)
Cancelled during the period (shares) | shares			(8)	(85)
Vested during the period (shares) | shares			(1,613,079)	(75,062)
Unvested awards outstanding at end of period (shares) | €			2,620,937	589,208	601,591
Vested awards outstanding at beginning of period (shares) | shares			307,154	233,479
Vested awards outstanding after modification at beginning of period (shares) | shares				2,435,373
Cancelled during the period, vested (shares) | shares			(54)	(594)
Reclassification, vested (shares) | shares			1,705
Forfeited during the period | shares				(146)
Replaced during the period | shares				(647)
Vested awards outstanding at end of period (shares) | shares			4,050,103	307,154	233,479
Weighted average remaining life (years)
Weighted average remaining life for unvested awards outstanding			1 year	1 year	2 years 1 month 6 days
Granted as a replacement during the period				10 months 24 days
Weighted average remaining life , granted during the period			1 year 10 months 24 days	1 year
Weighted average remaining life , vested during the period				4 months 24 days
Weighted average exercise price
Weighted average exercise price, unvested awards outstanding (per share)			€ 1.0	€ 1.8	€ 1.9
Weighted average exercise price, granted during the period (per share)			1.0	2.8
Granted as a replacement during the period				1.0
Replaced during the period				1.0
Weighted average exercise price, forfeited during the period (per share)				1.0
Weighted average exercise price, cancelled during the period (per share)				1.0
Weighted average exercise price, vested during the period (per share)			1.0	1.8
Weighted average exercise price, vested awards outstanding (per share)			1.0	1.8	2.2
Weighted average exercise price, vested, cancelled during the period (per share)				0.6
Forfeited during the period				2.2
Replaced during the period				1.0
Weighted average exercise price, vested during the period (per share)				1.8
Weighted average fair value
Unvested awards, fair value at beginning of period (per share)			€ 83.8	€ 83.3
Divisor			7.93	7.93
Unvested awards, fair value after modification (per share)				€ 10.6
Fair value, unvested, granted during the period (per share)			€ 11.1	89.0
Granted as a replacement during the period				93.8
Replaced during the period				2,308.4
Fair value, unvested, forfeited during the period (per share)				83.3
Fair value, unvested, cancelled during the period (per share)				6,676.0
Fair value, vested during the period (per share)			10.8	85.1
Unvested awards, fair value at end of period (per share)			10.8	83.8	83.3
Vested, fair value (per share)			€ 10.7	83.4	€ 82.6
Vested, fair value after modification (per share)				10.5
Fair value, vested, cancelled during the period (per share)				1,007.4
Forfeited during the period				82.9
Replaced during the period				1,559.8
Vested during the period				€ 85.1